Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using Equity Method
16.	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Investments in associates	$2,326	$2,732
Investments in joint ventures	—	—
	$2,326	$2,732
a.	Investments in associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Listed
Senao Networks, Inc. (“SNI”)	$704	$768

Non-listed
ST-2 Satellite Ventures Pte. Ltd. (“STS”)	472	496
International Integrated System, Inc. (“IISI”)	292	306
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	256	286
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	132	213
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	—	199
KKBOX Taiwan Co., Ltd. (“KKBOXTW”, previously known as Skysoft Co., Ltd.)	140	147
KingwayTek Technology Co., Ltd. (“KWT”)	90	97
So-net Entertainment Taiwan Limited (“So-net”)	104	120
Taiwan International Ports Logistics Corporation (“TIPL”)	50	50
Click Force Co., Ltd. (“CF”)	38	38
UUPON Inc. (“UUPON”, previously known as Dian Zuan Integrating Marketing Co., Ltd.)	12	4
Alliance Digital Tech Co., Ltd. (“ADT”)	13	3
Cornerstone Ventures Co., Ltd. (“CVC”)	—	5
HopeTech Technologies Limited (“HopeTech”)	23	—
MeWorks LIMITED (HK) (“MeWorks”)	—	—
	$2,326	$2,732

The percentages of ownership and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership and Voting Rights
	December 31
	2017	2018
Senao Networks, Inc. (“SNI”)	34	34
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
International Integrated System, Inc. (“IISI”)	32	32
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	-	50
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
KingwayTek Technology Co., Ltd. (“KWT”)	26	26
So-net Entertainment Taiwan Limited (“So-net”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
Click Force Co., Ltd. (“CF”)	49	49
UUPON Inc. (“UUPON”)	22	22
Alliance Digital Tech Co., Ltd. (“ADT”)	14	14
Cornerstone Ventures Co., Ltd. (“CVC”)	-	49
HopeTech Technologies Limited (“HopeTech”)	45	-
MeWorks LIMITED (HK) (“MeWorks”)	20	20

None of the above associates is considered individually material to the Company.  Summarized financial information of associates that are not individually material was as follows:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$557	$420	$509
The Company’s share of other comprehensive income (loss)	(47)	(4)	5
The Company’s share of total comprehensive income	$510	$416	$514

The Level 1 fair values based on the closing market prices of SNI as of the balance sheet dates were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
SNI	$2,130	$1,447

Chunghwa participated in the capital increase of ADT by investing $30 million in December 2016.  The Company owns 14% equity shares of ADT.  As the Company remains the seat in the Board of Directors of ADT, and considers the relative size of ownership interest and the dispersion of shares owned by the other stockholders, the Company remains significant influence over ADT.  In June 2018, the stockholders of ADT approved to dissolve.  ADT engages mainly in the development of mobile payments and information processing service.

The Company did not participate in the capital increase of UUPON in April 2017 and the ownership interest of UUPON decreased to 22%.  UUPON engages mainly in information technology service and general advertisement service.

HopeTech returned the proceeds of $19 million as a result of capital reduction in January 2018.  The Company received $3 million by disposing all shares of HopeTech in June 2018 and recognized disposal loss of $0.1 million.  HopeTech engages mainly in sale of information and communication technologies products.

The Company invested 50% equity shares of Chunghwa PChome Fund I Co., Ltd. (“CPFI”) in October 2018.  The Company has only two out of five seats of the Board of Directors of CPFI, and has no control but significant influence over CPFI.  Therefore, the Company recognized CPFI as investment in associate.  CPFI engages mainly in investment business.

The Company invested 49% equity shares of Cornerstone Ventures Co., Ltd. (“CVC”) in October 2018.  The Company has only two out of five seats of the Board of Directors of CVC, and has no control but significant influence over CVC.  Therefore, the Company recognized CVC as investment in associate.  CVC engages mainly in investment business.

The Company’s share of profit and other comprehensive loss of associates was recognized based on the audited financial statements.

b.	Investments in joint ventures

In March 2016, the stockholders of HDD approved that HDD should start its dissolution from March 31, 2016.  Chunghwa received the proceeds from the liquidation in September 2016 and recognized the disposal loss of $0.4 million.  HDD completed its liquidation in March 2017.

In December 2016, the stockholders of CBO approved that CBO should start its dissolution from December 31, 2016. CBO completed its liquidation in December 2017.

None of the above joint ventures is considered individually material to the Company.  Summarized financial information of joint ventures that were not material to the Company was as follows:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
The Company’s share of loss	$(42)	$(1)	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$(42)	$(1)	$—

The Company’s share of loss of joint ventures was recorded based on the audited financial statements.